Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Accumulated other comprehensive loss

15 – Accumulated other comprehensive loss

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Derivative instruments		Total before tax		Income tax recovery (expense)		Total net of tax
Balance at December 31, 2011	$(574)	$(2,750)	$8		$(3,316)		$477		$(2,839)
Other comprehensive income (loss)
before reclassifications:
Unrealized foreign exchange loss on
translation of net investment in
foreign operations	(128)				(128)		2		(126)
Unrealized foreign exchange gain on
translation of US dollar-
denominated long-term debt
designated as a hedge of the net
investment in U.S. subsidiaries	123				123		(19)		104
Actuarial loss arising during year		(660)			(660)		176		(484)
Prior service costs from plan
amendment arising during year		(6)			(6)		2		(4)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		119			119	(1)	(32)	(2)	87
Amortization of prior service cost		7			7	(1)	(2)	(2)	5
Other comprehensive income (loss)	(5)	(540)	-		(545)		127		(418)
Balance at December 31, 2012	$(579)	$(3,290)	$8		$(3,861)		$604		$(3,257)
Other comprehensive income (loss)
before reclassifications:
Unrealized foreign exchange gain on
translation of net investment in
foreign operations	440				440		7		447
Unrealized foreign exchange loss on
translation of US dollar-
denominated long-term debt
designated as a hedge of the net
investment in U.S. subsidiaries	(394)				(394)		52		(342)
Actuarial gain arising during year		1,544			1,544		(412)		1,132
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		226			226	(1)	(60)	(2)	166
Amortization of prior service cost		5			5	(1)	(1)	(2)	4
Other comprehensive income (loss)	46	1,775	-		1,821		(414)		1,407
Balance at December 31, 2013	$(533)	$(1,515)	$8		$(2,040)		$190		$(1,850)

(1)						Reclassified to Labor and fringe benefits on the Consolidated Statement of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
(2)						Included in Income tax expense on the Consolidated Statement of Income.

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Derivative instruments		Total before tax		Income tax recovery (expense)		Total net of tax
Balance at December 31, 2013	$(533)	$(1,515)	$8		$(2,040)		$190		$(1,850)
Other comprehensive income (loss)
before reclassifications:
Unrealized foreign exchange gain on
translation of net investment in
foreign operations	644				644		4		648
Unrealized foreign exchange loss on
translation of US dollar-
denominated long-term debt
designated as a hedge of the net
investment in U.S. subsidiaries	(569)				(569)		73		(496)
Actuarial loss arising during year		(1,117)			(1,117)		300		(817)
Prior service costs from plan 1
amendment arising during year		(4)			(4)		1		(3)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		120			120	(1)	(32)	(2)	88
Amortization of prior service cost		6			6	(1)	(2)	(2)	4
Amortization of gain on treasury lock			(1)	(3)	(1)		-		(1)
Other comprehensive income (loss)	75	(995)	(1)		(921)		344		(577)
Balance at December 31, 2014	$(458)	$(2,510)	$7		$(2,961)		$534		$(2,427)

(1)						Reclassified to Labor and fringe benefits on the Consolidated Statement of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
(2)						Included in Income tax expense on the Consolidated Statement of Income.
(3)						Related to treasury lock transactions settled in prior years, which are being amortized over the terms of the related debt to Interest expense on the Consolidated Statement of Income.